Non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Non-current financial assets
Schedule of non-current financial assets

	December 31,	December 31,
	2023	2022
Security rental deposits.	54,344	54,355
Total non‑current financial assets	54,344	54,355